Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance	$ 108,871	$ 6,699,620	$ 7,089,780
Acquisition of Financial Solution Wealth Management (Note 3)		108,831
Impairment of CFO Guiwo (Note 3)		(17,873)
Acquisition of CFO Guiwo (Note 3)			19,906
Exchange difference	(861)	(39,889)	(410,066)
Balance	108,010	108,871	6,699,620
Commodities Brokerage [Member]
Goodwill [Line Items]
Balance		6,699,620	7,089,780
Impairment of CFO Guiwo (Note 3)		(17,873)
Impairment of CFO Henghui		(6,641,818)
Acquisition of CFO Guiwo (Note 3)			19,906
Exchange difference		39,929	(410,066)
Balance			6,699,620
Commodities Brokerage [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance		6,699,620
Balance			6,699,620
Investment advisory services [Member]
Goodwill [Line Items]
Balance
Acquisition of Financial Solution Wealth Management (Note 3)
Impairment of CFO Guiwo (Note 3)
Impairment of CFO Henghui
Exchange difference
Balance
Investment advisory services [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance
Balance
Institutional subscription services [Member]
Goodwill [Line Items]
Balance
Acquisition of Financial Solution Wealth Management (Note 3)
Impairment of CFO Guiwo (Note 3)
Impairment of CFO Henghui
Exchange difference
Balance
Institutional subscription services [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance
Balance
Hong Kong brokerage services [Member]
Goodwill [Line Items]
Balance	108,871
Acquisition of Financial Solution Wealth Management (Note 3)		108,831
Impairment of CFO Guiwo (Note 3)
Impairment of CFO Henghui
Exchange difference	(861)	40
Balance	108,010	108,871
Hong Kong brokerage services [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance	$ 108,871
Balance		$ 108,871